United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—35.8%
		Automotive—0.2%
$200,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.55%, 2/6/2019	$200,756
		Banking—7.3%
300,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	300,381
150,000		Banco Santander Chile SA, Sr. Unsecd. Note, Series REGS, 3.875%, 9/20/2022	151,878
100,000		Bancolombia SA, 5.95%, 6/3/2021	103,500
215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	222,922
100,000		BBVA Bancomer SA/Grand Cayman, Series REGS, 6.008%, 5/17/2022	100,250
150,000		BBVA Bancomer SA/Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	160,800
150,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	116,157
200,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	202,994
200,000	[1,2]	Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 5.375%, 2/8/2021	201,041
500,000		Export-Import Bank of China Via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	522,269
350,000		Fondo Mivivienda SA, Sr. Unsecd. Note, Series REGS, 3.50%, 1/31/2023	334,600
200,000		Industrial and Commercial Bank of China, Ltd., Series REGS, 4.875%, 9/21/2025	205,711
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.00%, 4/23/2020	199,140
150,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	150,925
300,000		Korea Exchange Bank, Series REGS, 2.50%, 6/12/2019	303,627
430,000	[1,2]	RSHB Capital SA, Series 144A, 5.10%, 7/25/2018	431,731
400,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	392,076
300,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	291,465
1,600,000		Vnesheconombank Via VEB Finance PLC, Series REGS, 5.375%, 2/13/2017	1,614,506
		TOTAL	6,005,973
		Beverages—0.2%
150,000		Coca-Cola Femsa SAB de CV, Sr. Unsecd. Note, 3.875%, 11/26/2023	155,139
		Brewing—0.5%
500,000		Anadolu Efes Biracilik ve Malt Sanayii AS, Series REGS, 3.375%, 11/1/2022	421,958
		Building Materials—0.2%
200,000		Cemex SAB de CV, Series REGS, 5.70%, 1/11/2025	175,500
		Chemicals & Plastics—1.6%
600,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	585,189
200,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	207,986
500,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	527,160
		TOTAL	1,320,335
		Energy—0.4%
200,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 5/14/2019	201,682
100,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.00%, 1/21/2020	108,713
		TOTAL	310,395
		Finance—0.9%
200,000	[1,2]	Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	200,200
550,000		MAF Global Securities Ltd., 7.125%, 10/29/2049	572,687
		TOTAL	772,887

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—0.2%
$200,000		Banco Santander SA, Series REGS, 4.125%, 11/9/2022	$201,500
		Food Products—0.8%
200,000		BRF SA, Sr. Unsecd. Note, Series REGS, 4.75%, 5/22/2024	182,500
200,000		Cosan Luxembourg SA, Series REGS, 5.00%, 3/14/2023	165,500
100,000		Grupo Bimbo SAB de CV, Series REGS, 4.50%, 1/25/2022	104,206
200,000	[1,2]	JBS Investments GmbH, Sr. Unsecd. Note, Series 144A, 7.25%, 4/3/2024	177,000
		TOTAL	629,206
		Forest Products—0.2%
200,000		Celulosa Arauco y Constitucion SA, Unsecd. Note, 4.50%, 8/1/2024	199,578
		Hardware—0.4%
300,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	312,871
		IT Services—0.3%
300,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series WI, 3.60%, 11/28/2024	294,854
		Metals & Mining—2.3%
500,000		China Hongqiao Group Ltd., Series REGS, 7.625%, 6/26/2017	494,417
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 3.875%, 11/3/2021	201,552
200,000		Codelco, Inc., Sr. Unsecd. Note, Series REGS, 4.875%, 11/4/2044	173,232
100,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	39,750
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	129,500
200,000		MMC Norlisk Nickel OJSC Via MMC Finance Ltd., Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	205,750
200,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	93,000
200,000		Southern Copper Corp., 5.25%, 11/8/2042	150,405
450,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	372,240
40,000		Volcan Compania Minera SAA, Series REGS, 5.375%, 2/2/2022	27,400
		TOTAL	1,887,246
		Oil & Gas—8.4%
487,918	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	3,537
300,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/2024	308,780
200,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	140,500
1,400,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	1,431,003
600,000		KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series REGS, 9.125%, 7/2/2018	646,440
600,000	[1,2]	Pertamina Persero PT, Sr. Unsecd. Note, Series 144A, 6.45%, 5/30/2044	531,045
300,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	241,513
300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 5/20/2043	175,785
675,000		Petrobras Global Finance BV., Sr. Unsecd. Note, 5.375%, 1/27/2021	504,563
1,850,000	[1,2]	Petroleos Mexicanos, Unsecd. Note, Series 144A, 5.625%, 1/23/2046	1,452,250
200,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	203,000
300,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	298,811
200,000		Puma International Financing SA, Series REGS, 6.75%, 2/1/2021	184,302
450,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	406,578
200,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	192,968
200,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	199,508
		TOTAL	6,920,583
		Paper Products—0.4%
100,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	95,060

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Paper Products—continued
$200,000		Suzano Trading Ltd., Sr. Unsecd. Note, Series REGS, 5.875%, 1/23/2021	$200,600
		TOTAL	295,660
		Pharmaceuticals—0.2%
200,000		Teva Pharmaceutical Finance Co. BV, Sr. Unsecd. Note, 2.95%, 12/18/2022	194,367
		Real Estate—2.0%
900,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	931,297
GBP 250,000		Dubai Holding Commercial Operations MTN Ltd., Series EMTN, 6.00%, 2/1/2017	351,657
340,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	357,731
		TOTAL	1,640,685
		Software & Services—0.4%
300,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	305,063
		State/Provincial—3.3%
1,085,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	1,163,662
400,000		Provincia de Buenos Aires, Series REGS, 10.875%, 1/26/2021	430,000
1,100,000		Provincia de Buenos Aires, Series REGS, 9.375%, 9/14/2018	1,144,000
		TOTAL	2,737,662
		Steel—0.2%
200,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	198,266
		Telecommunications & Cellular—1.6%
200,000		America Movil SAB de CV, 3.125%, 7/16/2022	200,927
400,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	418,886
200,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	157,000
100,000		Telemar Norte Leste SA, Series REGS, 5.50%, 10/23/2020	32,000
300,000	[1,2]	Turkcell Iletisim Hizmetleri AS, Unsecd. Note, Series 144A, 5.75%, 10/15/2025	287,625
200,000		Vimpelcom, Series REGS, 7.504%, 3/1/2022	205,790
		TOTAL	1,302,228
		Transportation—0.9%
600,000		Kazakhstan Temir Zholy Finance BV, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	505,890
250,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	237,188
		TOTAL	743,078
		Utilities—2.9%
EUR 750,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	779,258
$200,000		Centrais Eletricas Brasileiras SA, Series REGS, 5.75%, 10/27/2021	155,000
600,000		Comision Fed de Electric, Series REGS, 4.875%, 1/15/2024	603,750
200,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	205,250
200,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	182,305
500,000		Eskom Holdings SOC Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	438,490
		TOTAL	2,364,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $31,051,268)	29,589,843
		FLOATING RATE LOANS—0.1%
		Farming & Agriculture—0.1%
609,344	[6]	Carolbrl, 0.607%, 12/31/2017 (IDENTIFIED COST $600,596)	61,239

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—51.0%
		Sovereign—51.0%
$1,000,000		Argentina, Government of, Unsecd. Note, 0.75%, 2/22/2017	$905,980
351,000		Armenia, Government of, Series REGS, 6.00%, 9/30/2020	339,592
200,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.15%, 3/26/2025	192,500
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 3/18/2024	367,216
BRL 14,932,000		Brazil, Government of, Serie F, 10.00%, 1/1/2025	2,797,583
26,750,000		Brazil, Government of, Serie F, 10.00%, 1/1/2021	5,620,288
$50,000		Belize, Government of, Series REGS, 5.00%, 2/20/2038	24,500
250,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	219,940
200,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	167,500
COP 2,600,000,000		Colombia, Government of, Sr. Unsecd. Note, 10.00%, 7/24/2024	845,835
$300,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	255,000
250,000		Costa Rica, Government of, Series REGS, 4.25%, 1/26/2023	221,875
600,000		Dominican Republic, Government of, Series REGS, 6.60%, 1/28/2024	618,000
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	323,250
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 1/27/2025	192,500
1,500,000		Dubai, Government of, Series EMTN, 5.25%, 1/30/2043	1,290,000
200,000		Ecuador, Government of, Series REGS, 7.95%, 6/20/2024	145,000
300,000		Egypt, Government of, Note, Series REGS, 6.875%, 4/30/2040	242,544
849,000		El Salvador, Government of, Series REGS, 7.625%, 2/1/2041	691,935
200,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	174,770
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	807,600
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	413,832
1,205,000		Ghana, Government of, Unsecd. Note, Series REGS, 8.50%, 10/4/2017	1,159,053
200,000		Guatemala, Government of, Series REGS, 4.875%, 2/13/2028	191,500
200,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/8/2046	207,504
550,000	[1,2]	Ivory Coast, Government of, Series 144A, 5.375%, 7/23/2024	484,000
400,000	[1,2]	Ivory Coast, Government of, Unsecd. Note, Series 144A, 6.375%, 3/3/2028	358,920
200,000		Jamaica, Government of, 7.875%, 7/28/2045	197,500
300,000		Kazakhstan, Government of, Sr. Unsecd. Note, Series REGS, 3.875%, 10/14/2024	285,366
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	275,280
600,000		Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 6.65%, 2/26/2030	581,880
300,000		Lebanon, Government of, Sr. Unsub., Series REGS, 8.25%, 4/12/2021	324,058
1,200,000		Mexico, Government of, Series EMTN, 4.75%, 3/8/2044	1,128,000
800,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	796,000
200,000		Mongolia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 12/5/2022	137,753
200,000		Namibia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 10/29/2025	189,420
320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	327,151
400,000		Pakistan, Government of, Sr. Unsecd. Note, Series REGS, 8.25%, 4/15/2024	403,380
700,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	708,623
600,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	607,500
400,000		Paraguay, Government of, 4.625%, 1/25/2023	396,000
600,000	[1,2]	Paraguay, Government of, Series 144A, 4.625%, 1/25/2023	594,000
300,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	321,703
300,000		Romania, Government of, Series REGS, 4.375%, 8/22/2023	319,809
400,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	388,000
RUB 360,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	4,164,069

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Senegal, Government of, Unsecd. Note, Series REGS, 6.25%, 7/30/2024	$181,270
200,000		Serbia, Government of, Series REGS, 7.25%, 9/28/2021	224,760
154,482		Serbia, Government of, Sr. Unsecd. Note, Series REGS, 6.75%, 11/1/2024	159,889
500,000		South Africa, Government of, 5.875%, 5/30/2022	528,250
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	459,870
600,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 6.00%, 1/14/2019	591,000
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 7/25/2022	183,948
400,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	345,432
TRY 14,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	4,461,832
$414,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	370,613
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	289,315
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	286,878
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	282,750
650,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	204,880
1,150,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	1,032,125
1,800,000		Venezuela, Government of, 9.375%, 1/13/2034	656,100
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.80%, 11/19/2024	195,777
500,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	368,800
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $52,653,337)	42,227,198
		U.S. TREASURY—6.3%
3,710,000	[7,8]	United States Treasury Bills, 0.153% - 0.178%, 3/17/2016	3,709,657
1,500,000	[8]	United States Treasury Note, 0.375%, 10/31/2016	1,497,898
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,207,441)	5,207,555
		PURCHASED PUT SWAPTION—0.1%
5,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 Month LIBOR, pay 2.20%, Expiration Date 2/3/2017 (IDENTIFIED COST $96,000)	73,142
		PURCHASED CALL OPTIONS—0.9%
3,675,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price $1.05, Expiration Date 12/14/2016	90,963
2,268,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price $1.08, Expiration Date 12/14/2016	77,277
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $105,595)	168,240
		PURCHASED PUT OPTIONS—0.9%
7,280,000		Bank of America Merrill Lynch, USD PUT/EUR CALL, Strike Price $1.30, Expiration Date 12/14/2016	15,979
2,500,000		Bank of America Merrill Lynch, USD PUT/RUB CALL, Strike Price $74.30, Expiration Date 12/9/2016	123,736
10,000,000		Barclays Capital Inc., USD PUT/MXN CALL, Strike Price $17.00, Expiration Date 5/31/2016	39,613
2,500,000		BNP, USD PUT/RUB CALL, Strike Price $84.10, Expiration Date 12/21/2016	292,293
2,500,000		Morgan Stanley, USD PUT/MXN CALL, Strike Price $18.00, Expiration Date 12/22/2016	78,817
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $392,675)	550,438
		EXCHANGE-TRADED FUND—3.2%
25,000		iShare JP Morgan USD Emerging Markets Bond Fund ETF (IDENTIFIED COST $2,693,209)	2,684,500

Principal, Notional, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—3.3%
2,706,586	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[10] (AT NET ASSET VALUE)	$2,706,586
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $95,506,707)[11]	83,268,741
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[12]	(550,028)
		TOTAL NET ASSETS—100%	$82,718,713
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 10-Year Short Futures	15	$1,957,734	June 2016	$(4,955)
[4]United States Treasury Notes Long Bond Short Futures	37	$6,087,656	June 2016	$11,768
[4]United States Treasury Notes Ultra Bond Short Futures	34	$5,887,313	June 2016	$(10,514)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,701)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,950,815 and $13,940,519, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2016[13]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	Class Government of Brazil Bond	Sell	1.00%	12/20/2020	4.73%	$1,800,000	$(264,310)	$(277,332)	$13,022
JPMorgan	Class Government of Brazil Bond	Sell	1.00%	12/20/2020	4.73%	$1,000,000	$(146,839)	$(150,357)	$3,518
JPMorgan	Class Government of Indonesia	Sell	1.00%	12/20/2020	2.35%	$1,200,000	$(69,747)	$(79,915)	$10,168
Barclays	Class Government of Russia Bond	Buy	1.00%	9/20/2020	3.21%	$1,400,000	$123,016	$162,235	$(39,219)
JPMorgan	Class Republic of Colombia Bond	Sell	1.00%	12/20/2020	2.79%	$1,200,000	$(90,862)	$(112,342)	$21,480
Bank of America	Series 24, CDX Index EM	Sell	1.00%	12/20/2020	3.77%	$7,938,000	$(896,994)	$(916,839)	$19,845
TOTAL CREDIT DEFAULT SWAPS							$(1,345,736)	$(1,374,550)	$28,814

INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America	1M MXIBTIIE	Pay	6.26%	12/5/2025	180,000,000 MXN	$18,319	$18,319
Bank of America	1M MXIBTIIE	Pay	4.44%	8/17/2017	$65,000,000	$(3,781)	$(3,781)
Bank of America	3M JIBA LIBOR	Pay	9.02%	1/28/2026	165,000,000 ZAR	$4,006	$4,006
Bank of America	3M JIBA LIBOR	Pay	7.99%	1/21/2018	$27,000,000	$1,356	$1,356
Bank of America	3M JIBA LIBOR	Receive	7.45%	1/21/2017	$27,000,000	$542	$542
Bank of America	Brazil Cetip Interbank	Pay	13.22%	7/1/2016	11,389,651 BRL	$(21,693)	$(21,693)
Bank of America	Brazil Cetip Interbank	Pay	15.31%	1/2/2019	$80,000,000	$31,377	$31,377
Bank of America	Brazil Cetip Interbank	Receive	15.77%	1/2/2025	$4,673,737	$16,896	$16,896
HSBC	South African Johannesburg Interbank	Pay	8.66%	12/15/2020	28,000,000 ZAR	$8,798	$8,798
						$55,820	$55,820
Centrally Cleared Swaps:
LCH	US 3M LIBOR	Pay	1.69%	2/5/2026	$30,000,000	$240,898	$240,898
ICE	US 3M LIBOR	Receive	2.25%	1/27/2036	$1,300,000	$(60,407)	$(60,407)
ICE	US 3M LIBOR	Receive	1.62%	2/24/2026	$5,000,000	$(18,726)	$(18,726)
ICE	US 3M LIBOR	Receive	1.44%	2/16/2026	$14,000,000	$179,235	$179,235
ICE	US 3M LIBOR	Receive	1.40%	1/27/2021	$8,400,000	$(110,714)	$(110,714)
LCH	US 3M LIBOR	Pay	1.68%	1/6/2021	$27,000,000	$222,157	$222,157
LCH	US 3M LIBOR	Receive	2.57%	10/22/2045	$4,900,000	$(539,800)	$(539,800)
LCH	US 3M LIBOR	Receive	1.69%	2/10/2026	$12,000,000	$(131,216)	$(131,216)
						$(218,573)	$(218,573)
TOTAL INTEREST RATE SWAPS						$(162,753)	$(162,753)
The average notional amount of credit default swap contracts, average value of interest rate swap contracts and average value of currency swap contracts held by the Fund throughout the period was $26,035,700, $67,026 and $7,756, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period. At February 29, 2016, the Fund had no currency swaps outstanding.
At February 29, 2016, the Fund had the following outstanding written put option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Bank of America Merrill Lynch, USD PUT/EUR CALL	12/14/2016	$1.15	4,025,000	$(89,320)
Bank of America Merrill Lynch, USD PUT/EUR CALL	12/14/2016	$1.18	2,478,000	$(33,344)
(PREMIUMS RECEIVED $195,895)				$(122,664)
The average market value of written options and purchased options held by the Fund throughout the period was $30,666 and $394,145, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2016	Morgan Stanley	23,500,000 BRL	$5,948,614	$(96,365)
3/3/2016	Bank of America	91,650,000 PHP	$1,917,364	$9,767
3/4/2016	Goldman Sachs	2,251,900,000 KRW	$1,909,361	$(88,670)
3/7/2016	Citibank	7,100,000 MYR	$1,693,969	$(6,526)
3/8/2016	Citibank	1,035,000 EUR	$1,129,360	$(3,139)
3/14/2016	JPMorgan	1,300,000 CAD	$945,176	$15,658
3/15/2016	JPMorgan	1,325,000 AUD	$958,382	$(13,370)
3/16/2016	Citibank	2,575,000 EUR	$2,820,333	$(17,658)
3/16/2016	Citibank	5,250,000 EUR	$5,919,648	$(205,456)
3/16/2016	JPMorgan	3,585,000 EUR	$3,909,758	$(7,781)
3/17/2016	BNP Paribas	39,600,000 NGN	$170,874	$27,611
3/17/2016	BNP Paribas	43,120,000 NGN	$196,000	$20,128
3/17/2016	BNP Paribas	12,330,000 PLN	2,833,831 EUR	$1,633
3/17/2016	JPMorgan	273,250,000 HUF	862,223 EUR	$19,852
3/17/2016	JPMorgan	396,000,000 HUF	1,256,658 EUR	$21,036
3/17/2016	JPMorgan	1,875,000 MYR	$427,955	$17,286
3/17/2016	JPMorgan	8,175,000 MYR	$1,889,999	$51,254
3/18/2016	Bank of America	57,500,000 INR	$845,837	$(8,741)
3/18/2016	Bank of America	124,856,500 INR	$1,850,000	$(32,314)
3/21/2016	Barclays	3,301,546,000 KRW	$2,805,171	$(137,112)
4/1/2016	JPMorgan	2,986,920 TRY	$934,000	$63,801
4/4/2016	Morgan Stanley	3,661,830 BRL	$870,000	$32,972
4/5/2016	Bank of America	29,425,000 CNY	$4,737,181	$(250,981)
4/5/2016	JPMorgan	2,678,444,200 COP	$860,000	$(50,373)
4/5/2016	JPMorgan	3,140,000,000 COP	$940,722	$8,421
4/13/2016	JPMorgan	9,196,429 MXN	$507,563	$(2,241)
4/13/2016	JPMorgan	10,545,238 MXN	$583,795	$(4,359)
4/13/2016	JPMorgan	15,200,000 MXN	$810,629	$24,574
4/13/2016	JPMorgan	21,458,333 MXN	$1,194,319	$(15,235)
4/13/2016	JPMorgan	30,600,000 MXN	$1,647,708	$33,689
4/13/2016	JPMorgan	44,570,000 MXN	$2,457,681	$(8,666)
4/13/2016	JPMorgan	66,000,000 MXN	$3,687,761	$(61,219)
4/13/2016	Morgan Stanley	30,450,000 MXN	$1,620,613	$52,541
4/13/2016	Morgan Stanley	31,200,000 MXN	$1,688,232	$26,133
4/19/2016	Bank of America	7,000,000 ZAR	$415,887	$20,805
4/19/2016	Bank of America	13,500,000 ZAR	$848,320	$(6,128)
4/19/2016	Bank of America	28,500,000 ZAR	$1,695,419	$82,540
4/19/2016	Citibank	19,200,000 ZAR	$1,201,099	$(3,316)
4/19/2016	JPMorgan	7,000,000 ZAR	$418,354	$18,337
4/19/2016	JPMorgan	9,630,000 ZAR	$576,751	$24,012
4/21/2016	JPMorgan	2,820,000 RON	621,531 EUR	$10,247
4/25/2016	BNP Paribas	1,002,350,000 COP	$293,707	$8,411
4/25/2016	BNP Paribas	1,385,000,000 COP	$418,303	$(850)
5/2/2016	BNP Paribas	2,720,000,000 COP	$812,547	$6,407
5/2/2016	Morgan Stanley	5,300,000,000 COP	$1,603,146	$(7,390)
5/9/2016	Citibank	11,650,000,000 IDR	$841,611	$19,254
5/10/2016	Citibank	40,500,000 PHP	$843,188	$5,363
5/12/2016	Bank of America	1,754,812,500 CLP	$2,450,000	$48,828
5/12/2016	BNP Paribas	9,800,000 PLN	2,248,480 EUR	$154

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/12/2016	BNP Paribas	12,450,000 PLN	2,807,532 EUR	$53,575
5/12/2016	Goldman Sachs	30,038,400 MXN	$1,600,000	$46,808
5/12/2016	JPMorgan	15,450,000 MXN	$802,622	$44,401
5/20/2016	Citibank	2,700,000 TRY	$892,069	$(2,550)
5/24/2016	BNP Paribas	183,800,000 JPY	$1,643,763	$(9,364)
5/24/2016	JPMorgan	277,000,000 JPY	$2,463,353	$(194)
5/31/2016	BNP Paribas	1,116,800,000 CLP	$1,600,000	$(13,237)
6/2/2016	BNP Paribas	2,856,000 PEN	$800,000	$1,333
6/21/2016	Citibank	89,750,000 PHP	$1,870,649	$6,047
6/21/2016	JPMorgan	2,650,000 SGD	$1,872,897	$6,079
7/25/2016	Bank of America	6,625,875 SAR	$1,753,341	$5,161
8/23/2016	Barclays	12,496,685 CNH	$1,857,967	$19,663
8/23/2016	Barclays	12,496,685 CNH	$1,870,201	$7,429
8/31/2016	JPMorgan	62,115,200 TWD	$1,880,000	$(5,595)
9/1/2016	JPMorgan	136,030,000 RUB	$1,881,244	$(158,917)
12/2/2016	Citibank	3,850,000 BRL	$867,078	$20,070
12/2/2016	Citibank	5,400,000 BRL	$1,260,887	$(16,575)
12/2/2016	Citibank	7,900,000 BRL	$1,767,140	$53,242
12/2/2016	Citibank	8,300,000 BRL	$1,908,265	$4,289
12/21/2016	Citibank	6,150,000 CNH	$890,143	$25,341
12/21/2016	Citibank	12,850,000 CNH	$1,872,086	$40,755
Contracts Sold:
3/2/2016	Morgan Stanley	23,500,000 BRL	$5,699,457	$(152,793)
3/3/2016	Bank of America	91,650,000 PHP	$1,925,420	$(1,711)
3/4/2016	Goldman Sachs	2,251,900,000 KRW	$1,925,030	$104,340
3/8/2016	JPMorgan	1,735,000 EUR	$1,891,762	$3,845
3/14/2016	JPMorgan	1,300,000 CAD	$947,271	$(13,564)
3/15/2016	JPMorgan	1,325,000 AUD	$948,774	$3,763
3/16/2016	Bank of America	2,330,000 EUR	$2,559,621	$23,609
3/16/2016	Citibank	3,050,000 EUR	$3,297,617	$(22,057)
3/16/2016	Citibank	2,575,000 EUR	$2,800,570	$(2,105)
3/16/2016	Citibank	1,500,000 EUR	$1,678,443	$45,817
3/16/2016	JPMorgan	1,810,000 EUR	$1,960,719	$(9,317)
3/16/2016	JPMorgan	1,775,000 EUR	$1,951,313	$19,372
3/17/2016	BNP Paribas	12,330,000 PLN	2,890,838 EUR	$60,415
3/17/2016	Citibank	120,500,000 HUF	385,235 EUR	$(3,307)
3/17/2016	JPMorgan	275,000,000 HUF	884,710 EUR	$(1,513)
3/17/2016	JPMorgan	273,250,000 HUF	863,466 EUR	$(18,499)
3/17/2016	JPMorgan	500,000 HUF	1,608 EUR	$(3)
3/17/2016	JPMorgan	8,175,000 MYR	$1,935,278	$(5,975)
3/17/2016	JPMorgan	1,875,000 MYR	$443,871	$(1,370)
3/21/2016	Barclays	3,301,546,000 KRW	$2,790,000	$121,941
4/1/2016	JPMorgan	2,986,920 TRY	$963,556	$(34,245)
4/4/2016	Morgan Stanley	23,700,000 BRL	$5,942,903	$98,711
4/4/2016	Morgan Stanley	6,500,000 BRL	$1,609,389	$6,551
4/4/2016	Morgan Stanley	3,661,830 BRL	$905,833	$2,861
4/5/2016	Bank of America	14,700,000 CNY	$2,347,868	$106,673
4/5/2016	Bank of America	7,500,000 CNY	$1,198,083	$54,617
4/5/2016	Bank of America	7,225,000 CNY	$1,152,496	$50,957
4/5/2016	JPMorgan	3,140,000,000 COP	$963,037	$13,893
4/5/2016	JPMorgan	2,678,444,200 COP	$898,394	$88,767

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/13/2016	JPMorgan	31,300,000 MXN	$1,680,596	$(39,265)
4/13/2016	JPMorgan	31,200,000 MXN	$1,656,523	$(57,843)
4/13/2016	JPMorgan	30,680,000 MXN	$1,658,623	$(27,170)
4/13/2016	JPMorgan	29,950,001 MXN	$1,632,643	$(13,038)
4/13/2016	JPMorgan	1,393,000 MXN	$73,624	$(2,918)
4/13/2016	Morgan Stanley	29,665,000 MXN	$1,621,171	$(8,850)
4/19/2016	Bank of America	26,000,000 ZAR	$1,638,016	$16,018
4/19/2016	Bank of America	14,000,000 ZAR	$855,305	$(18,078)
4/19/2016	Bank of America	13,450,000 ZAR	$819,185	$(19,887)
4/21/2016	BNP Paribas	119,700,000 RUB	$1,475,055	$(91,491)
4/21/2016	BNP Paribas	71,250,000 RUB	$850,086	$(82,382)
4/21/2016	BNP Paribas	66,600,000 RUB	$827,895	$(43,718)
4/25/2016	BNP Paribas	2,387,350,000 COP	$700,000	$(19,571)
5/2/2016	BNP Paribas	2,720,000,000 COP	$791,503	$(27,451)
5/2/2016	Morgan Stanley	4,180,000,000 COP	$1,224,012	$(34,528)
5/2/2016	Morgan Stanley	3,000,000,000 COP	$873,108	$(30,150)
5/2/2016	Morgan Stanley	2,635,150,000 COP	$778,019	$(15,388)
5/2/2016	Morgan Stanley	$1,250,000	4,257,500,000 COP	$31,874
5/12/2016	Bank of America	1,754,812,500 CLP	$2,498,131	$(697)
5/12/2016	BNP Paribas	6,460,000 PLN	1,470,902 EUR	$(12,378)
5/12/2016	Goldman Sachs	45,488,400 MXN	$2,482,178	$(11,652)
5/20/2016	Bank of America	2,230,000 EUR	$2,452,331	$20,119
5/20/2016	Citibank	11,000,000 TRY	$3,605,938	$(18,029)
5/24/2016	BNP Paribas	183,800,000 JPY	$1,628,047	$(6,352)
5/24/2016	JPMorgan	277,000,000 JPY	$2,437,768	$(25,391)
5/26/2016	Citibank	180,000,000 HUF	577,313 EUR	$(1,235)
6/1/2016	BNY Mellon	2,256,720 SGD	$1,600,000	$(973)
6/2/2016	BNY Mellon	1,991,280,000 KRW	$1,600,000	$(6,720)
6/21/2016	Citibank	89,750,000 PHP	$1,860,489	$(16,207)
6/21/2016	JPMorgan	2,650,000 SGD	$1,857,121	$(21,856)
6/22/2016	Citibank	260,000 GBP	$372,677	$10,599
7/25/2016	Bank of America	11,364,600 SAR	$3,000,000	$(16,155)
7/25/2016	Bank of America	1,887,150 SAR	$500,000	$(848)
8/23/2016	Barclays	12,100,000 CNH	$1,853,809	$35,782
8/23/2016	Barclays	6,447,420 CNH	$980,000	$11,274
8/23/2016	Barclays	6,445,950 CNH	$980,000	$11,495
8/31/2016	JPMorgan	62,115,200 TWD	$1,910,943	$36,538
9/1/2016	JPMorgan	136,030,000 RUB	$1,973,738	$251,411
12/2/2016	Citibank	7,100,000 BRL	$1,627,880	$(8,160)
12/21/2016	Citibank	19,000,000 CNH	$2,796,791	$(31,534)
12/21/2016	Citibank	11,200,000 CNH	$1,647,422	$(19,801)
12/21/2016	Citibank	5,750,000 CNH	$832,489	$(23,452)
12/21/2016	Citibank	5,700,000 CNH	$833,333	$(15,164)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(32,964)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,738,517 and $3,490,224, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Swap Contracts, Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $14,216,377, which represented 17.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $14,216,377, which represented 17.2% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
7	Discount rate at time of purchase.
8	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and swap contracts.
9	Affiliated holding.
10	7-day net yield.
11	At February 29, 2016, the cost of investments for federal tax purposes was $95,525,490. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; (c) swap contracts; (d) written options contracts; and (e) outstanding foreign currency commitments was $12,256,749. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $794,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,051,406.
12	Assets, other than investments in securities, less liabilities.
13	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,986,093	$—	$28,986,093
Floating Rate Loan	—	—	61,239	61,239
Government/Agencies	—	42,830,948	—	42,830,948
U.S. Treasury	—	5,207,555	—	5,207,555
Purchased Put Swaption	—	73,142	—	73,142
Purchased Call Options	—	168,240	—	168,240
Purchased Put Options	—	550,438	—	550,438
Exchanged-Traded Fund	2,684,500	—	—	2,684,500
Investment Company	2,706,586	—	—	2,706,586
TOTAL SECURITIES	$5,391,086	$77,816,416	$61,239	$83,268,741
Other Financial Instruments:*
Assets	$11,768	$3,231,673	—	$3,243,441
Liabilities	(15,469)	(4,895,790)	—	(4,911,259)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,701)	$(1,664,117)	$—	$(1,667,818)
*	Other financial instruments include futures contracts, swap contracts, written option contracts and foreign exchange contracts.
The Fund uses a pricing service to provide price evaluation for the Level 3 floating rate loan. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investment in Floating Rate Loan	Investments in Foreign Governments/ Agencies
Balance as of November 30, 2015	$67,498	$3,015,500
Accrued discount/premiums	—	—
Realized gain (loss)	—	79,635
Change in unrealized appreciation (depreciation)	(6,259)	(454,585)
Purchases	—	—
(Sales)	—	(2,640,550)
Balance as of February 29, 2016	$61,239	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2016	$(6,259)	$—

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNH	—Chinese Offshore Yuan
CNY	—China Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rates
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—Romania New Leu
RUB	—Russian Ruble
SAR	—Saudi Riyal
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
14
Federated International Leaders Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—79.1%
		Bermuda—1.1%
218,479		Signet Jewelers Ltd.	$23,683,124
		France—14.5%
996,748		Accor SA	42,141,858
844,841		AXA SA	18,565,199
1,762,097		BNP Paribas SA	81,378,420
1,831,592		Edenred	32,131,857
323,856		Kering	56,262,398
379,773		Pernod Ricard SA	40,393,579
4,116,045		Television Francaise 1 SA TF1	47,207,430
		TOTAL	318,080,741
		Germany—11.7%
599,596		Bayerische Motoren Werke AG	49,047,185
712,036		Daimler AG	48,866,788
674,829		HeidelbergCement AG	49,624,794
4,214,571	[1,2]	Kloeckner & Co. AG	35,730,393
597,665		Rheinmetall AG	42,694,859
410,519		SAP SE	31,227,705
		TOTAL	257,191,724
		Hong Kong—2.5%
5,173,240		Dah Sing Financial Holdings Ltd.	27,269,411
6,684,900		Hang Lung Properties Ltd.	11,688,616
1,460,961		Sun Hung Kai Properties Ltd.	16,253,119
		TOTAL	55,211,146
		Ireland—2.9%
2,160,788		CRH PLC	55,238,605
1,008,988		Grafton Group PLC	9,289,524
		TOTAL	64,528,129
		Italy—5.3%
19,029,210		Intesa Sanpaolo SPA	47,745,264
10,275,700		Prada SPA	29,495,574
10,682,482		UniCredit SPA	39,632,776
		TOTAL	116,873,614
		Japan—2.1%
1,797,600		Honda Motor Co., Ltd.	46,352,686
		Mexico—0.4%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	7,962,586
		Netherlands—3.7%
336,300		ABN AMRO Group NV, GDR	6,635,443
348,577		Akzo Nobel NV	20,490,481
2,134,452		Koninklijke Philips NV	53,968,399
		TOTAL	81,094,323
		Singapore—1.6%
1,375,200		City Developments Ltd.	6,952,196
2,800,875		DBS Group Holdings Ltd.	27,043,458
		TOTAL	33,995,654
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—1.2%
27,259		Samsung Electronics Co. Ltd.	$25,913,065
		Spain—1.8%
9,901,018		Banco Santander, SA	39,829,638
		Sweden—1.1%
1,250,400		Assa Abloy AB, Class B	23,920,430
		Switzerland—11.9%
375,884		Adecco SA	21,762,293
329,488		Cie Financiere Richemont SA	20,966,955
4,624,218		Credit Suisse Group AG	61,950,935
10,767		Givaudan SA	20,074,174
1,257,110		Julius Baer Group Ltd.	50,051,010
593,063		Nestle SA	41,540,116
130,240	[2]	Swatch Group AG/The, Class B	45,043,235
		TOTAL	261,388,718
		United Kingdom—14.2%
1,464,501		Ashtead Group PLC	18,610,003
398,000		AstraZeneca PLC	22,579,000
2,576,842		CNH Industrial NV	17,053,738
2,336,074		Diageo PLC	60,081,910
1,266,142		Imperial Tobacco Group PLC	65,445,556
343,337		InterContinental Hotels Group PLC	12,928,877
6,997,081		Michael Page International PLC	35,863,416
217,263		Schroders PLC	7,818,105
407,000		Shire Ltd.	21,237,794
470,982		Wolseley PLC	24,080,230
1,264,442		WPP PLC	26,577,840
		TOTAL	312,276,469
		United States—3.1%
406,900		Ingersoll-Rand PLC, Class A	22,607,364
883,745		Invesco Ltd.	23,631,342
450,964	[2]	National Oilwell Varco, Inc.	13,199,716
1,485,524	[2]	Tidewater, Inc.	8,541,763
		TOTAL	67,980,185
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,957,638,832)	1,736,282,232
		INVESTMENT COMPANIES—23.4%[1]
66,366,261		Federated Money Market Management, Institutional Shares, 0.42% [3] (purchased with proceeds from securities lending collateral)	66,366,261
448,579,283		Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[3]	448,579,283
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	514,945,544
		TOTAL INVESTMENTS—102.5% (IDENTIFIED COST $2,472,584,376)[4]	2,251,227,776
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[5]	(55,308,649)
		TOTAL NET ASSETS—100%	$2,195,919,127
At February 29, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[6]Tokyo Price Index, Long Futures	2,206	$251,991,309	March 2016	$(57,181,473)
The average notional value of long futures contracts held by the Fund throughout the period was $324,686,301. This is based on amounts held as of each month-end throughout the three-month fiscal period.
2

At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/29/2016	Barclays	100,500,000 EUR	$113,720,775	$(4,188,766)
4/29/2016	Barclays	147,790,667 EUR	$165,952,662	$(4,879,938)
Contracts Sold:
3/1/2016	BNY Mellon	35,592,480 JPY	$315,106	$(556)
4/29/2016	Barclays	248,290,668 EUR	$271,557,987	$953,252
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(8,116,008)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,267,315 and $8,687,490 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Affiliated company and holding.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2016, the securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$63,470,414	$66,366,261
3	7-day net yield.
4	At February 29, 2016, the cost of investments for federal tax purposes was $2,472,584,376. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $221,356,600. This consists of net unrealized depreciation from investments for those securities having an excess of value over cost of $132,472,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,829,184.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$21,741,479	$—	$—	$21,741,479
International	77,884,415	1,636,656,338	—	1,714,540,753
Investment Companies	514,945,544	—	—	514,945,544
TOTAL SECURITIES	$614,571,438	$1,636,656,338	$—	$2,251,227,776
Other Financial Instruments:*
Assets	$—	$953,252	$—	$953,252
Liabilities	(57,181,473)	(9,069,260)	—	(66,250,733)
OTHER FINANCIAL INSTRUMENTS	$(57,181,473)	$(8,116,008)	$—	$(65,297,481)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
5
Federated International Small-Mid Company Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.6%
		Australia—0.8%
233,893	[1]	Link Administration Holdings Ltd.	$1,272,549
		Austria—0.9%
58,000	[1]	Erste Group Bank AG	1,485,599
		Belgium—1.0%
21,924		UCB SA	1,615,912
		Bermuda—3.2%
29,500	[1]	Arch Capital Group Ltd.	2,004,230
600,000		Haier Electronics Group	903,024
588,000		PAX Global Technology Ltd.	619,143
15,600		Signet Jewelers Ltd.	1,691,040
		TOTAL	5,217,437
		Canada—1.3%
80,400		Canadian Western Bank	1,183,121
70,611		Hudson's Bay Co.	893,467
		TOTAL	2,076,588
		Cayman Islands—1.2%
2,040,000		Nexteer Automotive Group Ltd.	1,936,539
		China—1.9%
5,940,000		CT Environmental Group Ltd.	1,672,476
200,000		SouFun Holdings Ltd., ADR	1,066,000
950,000	[1]	Sound Global Ltd.	409,164
		TOTAL	3,147,640
		Denmark—1.3%
16,403		Pandora A/S	2,067,057
		France—9.6%
40,052		Accor SA	1,693,373
39,833	[1]	Advanced Accelerator Applications SA, ADR	1,328,032
75,517	[1]	Criteo SA, ADR	2,801,681
63,000		Edenred	1,105,217
8,762		Ingenico Group	879,751
41,400		Ipsen SA	2,377,426
28,047		Publicis Groupe	1,730,722
22,300		Teleperformance	1,725,424
96,000		Television Francaise 1 SA TF1	1,101,036
49,170		Zodiac SA	816,683
		TOTAL	15,559,345
		Germany—7.4%
166,898	[1,2,3]	Deutsche Pfandbriefbank AG	1,512,639
302,802		Deutz AG	1,013,380
43,100	[1]	Dialog Semiconductor PLC	1,418,469
24,864		GEA Group AG	1,093,967
24,101		HeidelbergerCement AG	1,772,311
152,955	[4]	Kloeckner & Co. AG	1,296,726
24,000		Osram Licht AG	1,118,554
29,386		Rheinmetall AG	2,099,221
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
41,500	[1]	Siltronic AG	$649,345
		TOTAL	11,974,612
		Hong Kong—4.6%
2,198,000		Beijing Enterprises Water Group Ltd.	1,147,818
1,436,000		China Everbright International Ltd.	1,523,033
709,000	[1,2,3]	Regina Miracle International Holdings Ltd.	1,032,044
4,900,000		Shun Tak Holdings	1,527,021
584,500		Techtronic Industries Co.	2,237,168
		TOTAL	7,467,084
		Ireland—1.5%
120,841		Grafton Group PLC	1,112,556
56,965		Smurfit Kappa Group PLC	1,317,040
		TOTAL	2,429,596
		Israel—1.4%
20,998	[1]	Caesar Stone SDOT Yam Ltd.	778,606
25,165		NICE-Systems Ltd., ADR	1,507,887
		TOTAL	2,286,493
		Italy—5.1%
217,429	[2,3]	Anima Holding SPA	1,311,793
63,040		Azimut Holding SPA	1,212,385
383,881	[1,2,3]	Infrastrutture Wireless Italiane SPA	1,868,169
148,433	[1,2,3]	Massimo Zanetti Beverage Group SPA	1,192,747
417,300		Prada SPA	1,197,826
53,215	[1]	Yoox Net-A-Porter Group	1,558,521
		TOTAL	8,341,441
		Japan—18.0%
50,400		Aisin Seiki Co.	2,009,385
33,500		Alps Electric Co.	546,779
80,700		Chugai Pharmaceutical Co. Ltd.	2,387,022
122,000		Daifuku Co.	1,921,240
10,700		Disco Corp.	982,033
50,900		Don Quijote Holdings Co. Ltd.	1,696,032
61,000		Doutor Nichires Holdings Co. Ltd.	957,409
55,000		Horiba Ltd.	1,797,680
2,020		Japan Hotel REIT Investment Corp.	1,759,607
31,500		K's Denki Corp.	1,021,321
122,700		Kakaku.com, Inc.	2,150,264
47,600		Kanamoto Co. Ltd.	1,008,944
63,000		Kyowa Hakko Kirin Co., Ltd.	935,711
13,000		Nidec Corp.	866,897
163,000		Nsk	1,480,901
138,000		Ntn Corp.	432,516
8,200		Ono Pharmaceutical Co. Ltd.	1,512,740
55,000		Shionogi and Co.	2,347,977
43,800		Sompo Japan Nipponkoa Holdings, Inc.	1,254,088
70,000		Tadano Ltd.	596,793
36,700		United Arrows Ltd.	1,686,096
		TOTAL	29,351,435
		Luxembourg—0.6%
86,199		SAF-Holland SA	1,006,341
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—0.8%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	$1,371,412
		Netherlands—4.6%
87,400	[1,2,3]	ABN AMRO Group NV, GDR	1,724,465
52,032	[2,3]	Grandvision NV	1,477,600
59,569	[1,2,3]	Intertrust NV	1,269,230
21,047		Koninklijke DSM NV	1,034,983
62,400		NN Group NV	1,913,917
		TOTAL	7,420,195
		South Korea—0.9%
27,130		Hotel Shilla Co.	1,388,074
		Spain—1.0%
103,234	[2,3]	Cellnex Telecom SAU	1,654,135
		Sweden—0.9%
179,474	[1,2,3]	Hoist Finance AB	1,524,882
		Switzerland—1.2%
50,382		Julius Baer Group Ltd.	2,005,926
		Taiwan—1.7%
112,528		Eclat Textile Co. Ltd.	1,410,048
205,000		Makalot Industrial Co. Ltd.	1,285,087
		TOTAL	2,695,135
		Thailand—0.8%
1,350,000		Minor International PCL	1,363,014
		United Kingdom—18.3%
136,472		Ashtead Group PLC	1,734,206
51,800	[1]	ASOS PLC	2,095,161
133,410		Babcock International Group PLC	1,690,653
31,157		Croda International PLC	1,282,256
112,981		Essentra PLC	1,308,502
164,500		Howden Joinery Group PLC	1,122,141
55,130		InterContinental Hotels Group PLC	2,076,004
36,655	[1]	Livanova PLC	2,068,808
57,745		London Stock Exchange Group PLC	2,130,260
144,000		Michael Page International PLC	738,069
21,510		Rightmove PLC	1,171,150
46,000		Schroders PLC	1,655,288
569,244	[1,2,3]	Shawbrook Group Ltd.	2,220,648
33,200		Shire Ltd.	1,732,420
234,763		St. James's Place Capital PLC	2,770,799
598,519		Stock Spirits Group PLC	1,232,779
304,567	[1]	Vectura Group PLC	688,016
148,282		Wood Group (John) PLC	1,282,161
208,070	[1,2,3]	Worldpay Group Ltd.	824,926
		TOTAL	29,824,247
		United States—1.6%
35,500	[1]	Lululemon Athletica Inc.	2,226,915
66,100		Tidewater, Inc.	380,075
		TOTAL	2,606,990
		TOTAL COMMON STOCKS (IDENTIFIED COST $139,765,611)	149,089,678
3

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—7.9%
12,894,046	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[5] (AT NET ASSET VALUE)	$12,894,046
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $152,659,657)[6]	161,983,724
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	863,696
		TOTAL NET ASSETS—100%	$162,847,420
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1JPX-Nikkei INDEX Futures, Long Futures	165	$1,706,266	March 2016	$(376,397)
The average notional value of long futures contracts held by the Fund throughout the period was $1,824,124. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
3/1/2016	BNY Mellon	623,794 EUR	$679,307	$709
6/23/2016	Barclays	2,800,000 EUR	$3,117,240	$59,455
6/23/2016	Barclays	2,170,000 GBP	$3,110,087	$88,098
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$148,262
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $62,580 and $776,533, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and
Liabilities—Net.”
1	Non-income-producing security
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $17,613,278, which represented 10.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $17,613,278, which represented 10.8% of total net assets.
4	Affiliated company or holding.
5	7-day net yield.
6	At February 29, 2016, the cost of investments for federal tax purposes was $152,659,657. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts, was $9,324,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,577,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,253,434.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
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■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,606,990	$—	$—	$2,606,990
International	16,694,284	129,788,404[1]	—	146,482,688
Investment Company	12,894,046	—	—	12,894,046
TOTAL SECURITIES	$32,195,320	$129,788,404	$—	$161,983,724
Other Financial Instruments:[2]
Assets	$709	$147,553	$—	$148,262
Liabilities	(376,397)	—	—	(376,397)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(375,688)	$147,553	$—	$(228,135)
1	Includes $633,460 of a security transferred from Level 3 to Level 2 because fair value was determined using observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—Great British Pound
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016